Cover Page	Aug. 16, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 16, 2026
Entity Registrant Name	L3HARRIS TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3863
Entity Tax Identification Number	34-0276860
Entity Address, Address Line One	1025 West NASA Boulevard
Entity Address, City or Town	Melbourne,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32919
City Area Code	321
Local Phone Number	727-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	LHX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000202058
Amendment Flag	false